Condensed Unconsolidated Financial Information - Summary of Unrecognised Taxable Temporary Difference Associated with Investment and Interest (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable temporary differences in relation to investments in subsidiaries and associates for which deferred tax liabilities have not been recognized are attributable to the following:	$ (89,659,281)	$ (54,886,323)	$ (19,634,551)
Subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable temporary differences in relation to investments in subsidiaries and associates for which deferred tax liabilities have not been recognized are attributable to the following:	(89,599,508)	(54,802,640)	(6,488,478)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable temporary differences in relation to investments in subsidiaries and associates for which deferred tax liabilities have not been recognized are attributable to the following:	(59,773)	(83,682)	$ (83,682)
Loma Negra C.I.A.S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable temporary differences in relation to investments in subsidiaries and associates for which deferred tax liabilities have not been recognized are attributable to the following:	(89,659,281)	(54,886,323)
Loma Negra C.I.A.S.A. [member] | Subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable temporary differences in relation to investments in subsidiaries and associates for which deferred tax liabilities have not been recognized are attributable to the following:	(89,599,508)	(54,802,640)
Loma Negra C.I.A.S.A. [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable temporary differences in relation to investments in subsidiaries and associates for which deferred tax liabilities have not been recognized are attributable to the following:	$ (59,773)	$ (83,682)